OTHER CHARGES (INCOME), NET (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Component of Other Expense, Nonoperating [Line Items]
Other charges (income), net	$ (19)	$ 12	$ 13
Foreign Exchange Transaction (Gains) Losses, Net [Member]
Component of Other Expense, Nonoperating [Line Items]
Other charges (income), net	2	(8)	(5)
Investments (Gains) Losses, Net [Member]
Component of Other Expense, Nonoperating [Line Items]
Other charges (income), net	16	1	(5)
Other Net [Member]
Component of Other Expense, Nonoperating [Line Items]
Other charges (income), net	$ 1	$ (5)	$ (3)